Borrowings - Additional information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands					1 Months Ended				2 Months Ended			4 Months Ended	12 Months Ended
	Sep. 05, 2019 USD ($) installment $ / shares	Apr. 16, 2018 CNY (¥)	Sep. 29, 2017 CNY (¥)	Jun. 30, 2017 CNY (¥)	Dec. 31, 2020 USD ($)	Nov. 30, 2020 USD ($) shares	Sep. 30, 2020 USD ($)	Mar. 31, 2020 USD ($) $ / shares	Oct. 31, 2020 shares	Aug. 31, 2020 shares	Feb. 29, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)	Feb. 29, 2020 $ / shares	Dec. 31, 2019 USD ($)	Jan. 30, 2019 USD ($)	May 18, 2017 CNY (¥)
Debt Instrument [Line Items]
Short-term borrowings												¥ 1,550,000	¥ 1,550,000	¥ 885,620	$ 237,548
Conversion price | $ / shares								$ 3.50								$ 3.07
Convertible notes , Current														697,620
Class A Ordinary Shares
Debt Instrument [Line Items]
Shares issued upon conversion | shares												49,582,686
Asset pledged
Debt Instrument [Line Items]
Trade receivables pledged to secure short-term bank borrowings												¥ 49,800	49,800	0
Short-term investments pledged to secure short-term bank borrowings												155,498	155,498	0
Restricted cash pledged to secure short-term bank borrowings												0	0	60,000
Trade receivables pledged to secure long-term bank borrowings												65,138	65,138	601,236
Joint Investment Agreement [Member] | Wuhan Donghu New Technology Development Zone Management Committee [Member] | Wuhan NIO Energy Co., Ltd. ("PE WHJV")
Debt Instrument [Line Items]
Loan subscribed																			¥ 384,000
Rate of subscribed capital																			49.00%
Injection of cash debt		¥ 234,000	¥ 100,000	¥ 50,000
Threshold limit of net assets under agreement												550,000	550,000
Accrued interest													53,950	35,660
Short Term Borrowings At December 2019 [Member]
Debt Instrument [Line Items]
Short-term borrowings														128,000
Aggregate Collateralized By Bank Deposit														¥ 60,000
Short Term Borrowings At December 2019 [Member] | Maximum
Debt Instrument [Line Items]
Short-term debt, interest rate (as a percent)														4.87%
Short Term Borrowings At December 2019 [Member] | Minimum
Debt Instrument [Line Items]
Short-term debt, interest rate (as a percent)														3.45%
Short Term Borrowings At December 2020 [Member]
Debt Instrument [Line Items]
Short-term borrowings												1,550,000	¥ 1,550,000
Short Term Borrowings At December 2020 [Member] | Maximum
Debt Instrument [Line Items]
Short-term debt, interest rate (as a percent)													4.85%
Short Term Borrowings At December 2020 [Member] | Minimum
Debt Instrument [Line Items]
Short-term debt, interest rate (as a percent)													3.30%
Convertible Notes
Debt Instrument [Line Items]
Convertible senior notes												4,870,262	¥ 4,870,262	¥ 5,179,027				$ 650,000
Additional convertible senior notes | $																		$ 100,000
Interest rate								0.00%								0.00%		4.50%
Aggregate principal amount converted | $					$ 50,000	$ 7,000	$ 50,000
Number of installment | installment	2
Annual premium rate at maturity	2.00%
Convertible notes , Current												0	0				$ 697,620
Convertible Notes | American Depositary Shares
Debt Instrument [Line Items]
Shares issued upon conversion | shares						735
Convertible Notes | Third Party Investors One
Debt Instrument [Line Items]
Convertible senior notes												0	0	0
Aggregate principal amount converted											¥ 200,000
Convertible Notes | Third Party Investors Two
Debt Instrument [Line Items]
Convertible senior notes												0	0	0
Aggregate principal amount converted | $								$ 235,000
Convertible Notes | Tencent Holdings Limited | Mr. Bin Li,
Debt Instrument [Line Items]
Convertible senior notes	$ 200,000											¥ 326,245	¥ 326,245	¥ 1,303,577
Convertible Notes | Tencent Holdings Limited | Mr. Li,
Debt Instrument [Line Items]
Convertible senior notes | $	$ 100,000
360-day Notes
Debt Instrument [Line Items]
Conversion price | $ / shares	$ 2.98
Note payable term	360 days				360 days		360 days
3-year Notes
Debt Instrument [Line Items]
Conversion price | $ / shares	$ 3.12
Note payable term	3 years				3 years		3 years
Convertible notes issued in January and February 2020 | American Depositary Shares
Debt Instrument [Line Items]
Shares issued upon conversion | shares										65,146,600
Convertible notes issued in March 2020
Debt Instrument [Line Items]
Shares issued upon conversion | shares									67,142,790